Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Ziv Haft
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Scinai Immunotherapeutics Ltd. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statement  of operations, comprehensive loss, changes in shareholders' equity and of cash flows for each of the three - years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.